JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 27.7%
Aerospace & Defense — 0.6%
Airbus Finance BV (France) 2.70%, 4/17/2023(a)	43	44
General Dynamics Corp. 3.50%, 5/15/2025	100	107
L3Harris Technologies, Inc. 3.85%, 12/15/2026(a)	70	75
Lockheed Martin Corp. 3.10%, 1/15/2023	174	179
Northrop Grumman Corp. 2.93%, 1/15/2025	150	154
United Technologies Corp.
3.95%, 8/16/2025	150	163
4.13%, 11/16/2028	100	113

		835

Automobiles — 0.6%
Daimler Finance North America LLC (Germany) 2.20%, 5/5/2020(a)	150	150
General Motors Co. 4.20%, 10/1/2027	500	511
Hyundai Capital America 2.85%, 11/1/2022(a)	200	202

		863

Banks — 5.3%
Bank of America Corp.
3.30%, 1/11/2023	90	93
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	60	61
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(b)	100	102
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(b)	42	44
Series L, 3.95%, 4/21/2025	154	164
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(b)	610	639
Bank of Montreal (Canada) 2.35%, 9/11/2022	200	202
Bank of Nova Scotia (The) (Canada) 2.00%, 11/15/2022	150	150
Barclays plc (United Kingdom) 3.68%, 1/10/2023	317	324
Branch Banking & Trust Co. 2.25%, 6/1/2020	250	250
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	155
Citibank NA 2.13%, 10/20/2020	350	350
Citigroup, Inc.
4.40%, 6/10/2025	115	124
4.45%, 9/29/2027	150	165
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50	54
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025(a)	201	218
Cooperatieve Rabobank UA (Netherlands)
4.75%, 1/15/2020(a)	200	201
3.88%, 2/8/2022	118	122
Discover Bank 3.35%, 2/6/2023	250	258
Fifth Third Bancorp 2.38%, 1/28/2025	64	64
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023(b)	200	204
4.30%, 3/8/2026	200	217
Huntington National Bank (The) 2.88%, 8/20/2020	250	251
KeyCorp 5.10%, 3/24/2021	50	52
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	264
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.85%, 3/1/2026	225	241
Nordea Bank Abp (Finland) 4.88%, 1/27/2020(a)	250	251
PNC Financial Services Group, Inc. (The) 4.38%, 8/11/2020	133	135
Regions Financial Corp. 2.75%, 8/14/2022	107	109
Royal Bank of Canada (Canada) 2.25%, 11/1/2024	100	100
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024(a)	200	215
Swedbank AB (Sweden) 2.20%, 3/4/2020(a)	300	300
Toronto-Dominion Bank (The) (Canada) 2.50%, 12/14/2020	200	201
US Bancorp
Series V, 2.38%, 7/22/2026	133	134
Series X, 3.15%, 4/27/2027	68	72
Wells Fargo & Co. 2.63%, 7/22/2022	250	253
3.00%, 2/19/2025	99	101
4.10%, 6/3/2026	21	23
4.30%, 7/22/2027	30	33
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(b)	250	266
Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	303

		7,465

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	265	308
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	70	71
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	75	82
4.60%, 5/25/2028	50	57

		518

Biotechnology — 0.2%
AbbVie, Inc. 4.25%, 11/14/2028	100	110
Baxalta, Inc. 3.60%, 6/23/2022	23	24
Biogen, Inc. 3.63%, 9/15/2022	30	31
Gilead Sciences, Inc.
3.70%, 4/1/2024	36	38
3.50%, 2/1/2025	25	27
3.65%, 3/1/2026	57	61

		291

Building Products — 0.0%(c)
Johnson Controls International plc
3.75%, 12/1/2021	3	3
3.90%, 2/14/2026	12	13

		16

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)
4.60%, 1/15/2020	75	75
3.25%, 9/11/2024	150	158
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	75	86
Charles Schwab Corp. (The)
3.23%, 9/1/2022	40	41
3.20%, 1/25/2028	200	209
Deutsche Bank AG (Germany) 3.13%, 1/13/2021	38	38
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	200	201
3.00%, 4/26/2022	80	81
3.75%, 5/22/2025	257	271
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(b)	349	370
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	88	94
Invesco Finance plc
4.00%, 1/30/2024	71	75
3.75%, 1/15/2026	125	133
Jefferies Group LLC 6.88%, 4/15/2021	50	53
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025(a)	100	107
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020(a)	100	100
6.25%, 1/14/2021(a)	40	42
Morgan Stanley
5.75%, 1/25/2021	100	104
5.50%, 7/28/2021	100	106
3.70%, 10/23/2024	83	88
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(b)	500	531
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	84	85
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(b)	17	17
State Street Corp. 3.10%, 5/15/2023	36	37
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	34	35
UBS AG (Switzerland) 2.45%, 12/1/2020(a)	200	201

		3,338

Chemicals — 0.5%
Ecolab, Inc.
3.25%, 1/14/2023	88	91
3.25%, 12/1/2027	43	46
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	9	10
Mosaic Co. (The) 3.25%, 11/15/2022	246	251
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	47
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	110	112
3.45%, 6/1/2027	51	54
Union Carbide Corp. 7.50%, 6/1/2025	100	121

		732

Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.38%, 11/15/2027	200	212

Communications Equipment — 0.0%(c)
Cisco Systems, Inc. 2.95%, 2/28/2026	44	46

Construction Materials — 0.2%
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	78	81
3.50%, 12/15/2027	160	166

		247

Consumer Finance — 1.0%
American Express Co. 3.38%, 5/17/2021	100	102
American Honda Finance Corp. 1.95%, 7/20/2020	200	200
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023(a)	150	161
3.95%, 7/1/2024(a)	20	21
Capital One Financial Corp. 3.20%, 2/5/2025	235	242

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Caterpillar Financial Services Corp.
1.85%, 9/4/2020	200	200
2.85%, 6/1/2022	58	59
John Deere Capital Corp.
3.15%, 10/15/2021	33	34
2.70%, 1/6/2023	89	91
2.65%, 6/24/2024	100	102
Synchrony Financial 4.25%, 8/15/2024	40	42
Toyota Motor Credit Corp. 2.00%, 10/7/2024	150	150

		1,404

Containers & Packaging — 0.1%
Packaging Corp. of America 3.00%, 12/15/2029	100	101
WRKCo, Inc. 3.00%, 9/15/2024	80	81

		182

Diversified Financial Services — 1.3%
AIG Global Funding 2.15%, 7/2/2020(a)	150	150
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	349	349
GTP Acquisition Partners I LLC 2.35%, 6/15/2020(a)	174	174
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	201
ORIX Corp. (Japan) 2.90%, 7/18/2022	81	82
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	500	512
Series KK, 3.55%, 1/15/2024	200	214
Shell International Finance BV (Netherlands) 3.25%, 5/11/2025	100	105

		1,787

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
3.60%, 7/15/2025	150	158
7.88%, 2/15/2030	350	474
Qwest Corp. 6.75%, 12/1/2021	148	159
Telefonica Emisiones SA (Spain) 5.13%, 4/27/2020	31	31
Verizon Communications, Inc.
4.33%, 9/21/2028	160	182
4.50%, 8/10/2033	208	243

		1,247

Electric Utilities — 1.8%
Arizona Public Service Co. 2.20%, 1/15/2020	16	16
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	43	44
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	208
DTE Electric Co. 2.65%, 6/15/2022	20	20
Duke Energy Corp. 3.75%, 4/15/2024	300	318
Duke Energy Indiana LLC 3.75%, 7/15/2020	60	61
Duke Energy Progress LLC 2.80%, 5/15/2022	40	41
Edison International 4.13%, 3/15/2028	150	152
Enel Finance International NV (Italy) 3.63%, 5/25/2027(a)	200	208
Entergy Mississippi LLC 2.85%, 6/1/2028	186	191
Evergy Metro, Inc. 3.15%, 3/15/2023	47	48
Jersey Central Power & Light Co. 4.30%, 1/15/2026(a)	200	218
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	95
Niagara Mohawk Power Corp. 3.51%, 10/1/2024(a)	28	30
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)	132	136
Public Service Co. of Colorado 3.20%, 11/15/2020	51	51
Public Service Co. of Oklahoma 4.40%, 2/1/2021	74	76
Southern California Edison Co. 1.85%, 2/1/2022	21	20
Southern Co. (The) 3.25%, 7/1/2026	317	329
Virginia Electric & Power Co.
Series C, 2.75%, 3/15/2023	191	195
3.45%, 2/15/2024	21	22

		2,479

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	42
Eaton Corp. 3.10%, 9/15/2027	140	146

		188

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	16	17
3.88%, 1/12/2028	100	103

		120

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	152
Halliburton Co. 3.80%, 11/15/2025	107	113
Schlumberger Investment SA 3.30%, 9/14/2021(a)	47	48

		313

Entertainment — 0.1%
Viacom, Inc. 3.88%, 4/1/2024	112	118
Walt Disney Co. (The) 7.70%, 10/30/2025	50	65

		183

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.
3.50%, 1/31/2023	80	83
5.00%, 2/15/2024	38	42
Boston Properties LP 3.20%, 1/15/2025	152	157
Brixmor Operating Partnership LP 3.85%, 2/1/2025	50	52
ERP Operating LP 4.63%, 12/15/2021	255	267
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	52	54
Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	68	68
Healthpeak Properties, Inc.
4.20%, 3/1/2024	17	18
3.88%, 8/15/2024	205	218
3.40%, 2/1/2025	38	40
Office Properties Income Trust 3.60%, 2/1/2020	75	75
Realty Income Corp.
3.88%, 7/15/2024	50	54
3.65%, 1/15/2028	150	161
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	150	155
Senior Housing Properties Trust 4.75%, 2/15/2028	100	101
Ventas Realty LP
3.75%, 5/1/2024	44	46
3.50%, 2/1/2025	27	28
4.13%, 1/15/2026	62	67
Welltower, Inc. 4.50%, 1/15/2024	100	108

		1,794

Food & Staples Retailing — 0.1%
CVS Pass-Through Trust 5.93%, 1/10/2034(a)	44	51
Kroger Co. (The) 4.00%, 2/1/2024	90	96

		147

Food Products — 0.7%
Campbell Soup Co. 3.95%, 3/15/2025	50	53
Cargill, Inc. 3.30%, 3/1/2022(a)	100	103
Conagra Brands, Inc. 4.60%, 11/1/2025	35	38
General Mills, Inc. 2.60%, 10/12/2022	200	203
Kellogg Co. 3.40%, 11/15/2027	95	99
Kraft Heinz Foods Co. 3.95%, 7/15/2025	202	212
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	100
Smithfield Foods, Inc. 5.20%, 4/1/2029(a)	7	8
Tyson Foods, Inc. 3.95%, 8/15/2024	73	78
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	100	106

		1,000

Gas Utilities — 0.0%(c)
Atmos Energy Corp. 2.63%, 9/15/2029	42	43

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. 2.68%, 12/15/2019	66	66
Boston Scientific Corp. 3.75%, 3/1/2026	50	54
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	19	20
3.55%, 4/1/2025	50	52

		192

Health Care Providers & Services — 1.0%
Aetna, Inc. 2.80%, 6/15/2023	200	203
Anthem, Inc.
3.13%, 5/15/2022	115	117
3.50%, 8/15/2024	106	111
Cigna Corp.
3.05%, 11/30/2022(a)	200	203
3.50%, 6/15/2024(a)	72	75
CVS Health Corp. 4.10%, 3/25/2025	180	193
HCA, Inc. 4.13%, 6/15/2029	150	158
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	214	219
UnitedHealth Group, Inc. 3.38%, 11/15/2021	112	115

		1,394

Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp. 3.80%, 8/15/2025	150	162

Household Durables — 0.1%
DR Horton, Inc. 2.55%, 12/1/2020	150	150

Household Products — 0.0%(c)
Kimberly-Clark Corp. 2.40%, 3/1/2022	20	20
Procter & Gamble - ESOP Series A, 9.36%, 1/1/2021	18	18

		38

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	80	82
4.25%, 6/15/2022	37	39

		121

Industrial Conglomerates — 0.0%(c)
Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/2023	34	36

Insurance — 1.4%
Allstate Corp. (The) 3.15%, 6/15/2023	61	63
American International Group, Inc. 3.75%, 7/10/2025	161	171
Aon plc 3.88%, 12/15/2025	143	153
Assurant, Inc. 4.20%, 9/27/2023	90	94
Athene Global Funding 2.95%, 11/12/2026(a)	150	150
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	130	134
CNA Financial Corp.
3.95%, 5/15/2024	52	56
4.50%, 3/1/2026	38	42
Guardian Life Global Funding 2.50%, 5/8/2022(a)	125	126
Lincoln National Corp. 4.20%, 3/15/2022	35	36
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	44	49
Marsh & McLennan Cos., Inc. 3.30%, 3/14/2023	50	52
Metropolitan Life Global Funding I 3.45%, 12/18/2026(a)	250	268
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	156
Protective Life Global Funding 2.62%, 8/22/2022(a)	200	202
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(a)	150	192

		1,944

IT Services — 0.1%
International Business Machines Corp. 3.50%, 5/15/2029	100	108
Western Union Co. (The) 3.60%, 3/15/2022	20	20

		128

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
4.15%, 2/1/2024	34	36
3.20%, 8/15/2027	100	105

		141

Machinery — 0.2%
Caterpillar, Inc. 2.60%, 6/26/2022	31	32
Illinois Tool Works, Inc. 3.50%, 3/1/2024	175	185
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	110	116

		333

Media — 0.7%
CBS Corp. 4.00%, 1/15/2026	208	223
Charter Communications Operating LLC 4.91%, 7/23/2025	160	175
Comcast Corp.
3.00%, 2/1/2024	117	121
3.38%, 2/15/2025	77	81
3.38%, 8/15/2025	80	85
3.95%, 10/15/2025	14	15
3.15%, 3/1/2026	16	17
Cox Communications, Inc. 3.50%, 8/15/2027(a)	154	162
Discovery Communications LLC 4.38%, 6/15/2021	78	81
Fox Corp. 4.71%, 1/25/2029(a)	35	40

		1,000

Metals & Mining — 0.1%
Glencore Funding LLC (Switzerland) 4.88%, 3/12/2029(a)	60	65
Newmont Goldcorp Corp. 2.80%, 10/1/2029	22	22
Nucor Corp. 4.00%, 8/1/2023	27	28

		115

Multi-Utilities — 0.6%
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	170
DTE Energy Co. Series B, 3.30%, 6/15/2022	79	81
NiSource, Inc. 3.85%, 2/15/2023	200	209
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	102
Sempra Energy 4.05%, 12/1/2023	48	51
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	94	96
WEC Energy Group, Inc. 3.55%, 6/15/2025	87	92

		801

Oil, Gas & Consumable Fuels — 2.1%
Apache Corp. 3.25%, 4/15/2022	18	18
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(a)	100	108
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	166	177
3.51%, 3/17/2025	60	64

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Buckeye Partners LP 4.88%, 2/1/2021	40	41
Canadian Natural Resources Ltd. (Canada) 3.90%, 2/1/2025	25	26
Cenovus Energy, Inc. (Canada) 3.00%, 8/15/2022	21	21
Chevron Corp. 2.36%, 12/5/2022	40	40
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	200	213
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	60
Energy Transfer Operating LP
3.60%, 2/1/2023	28	29
4.90%, 2/1/2024	61	65
4.05%, 3/15/2025	91	94
Eni SpA (Italy) 4.15%, 10/1/2020(a)	200	203
Enterprise Products Operating LLC
2.80%, 2/15/2021	200	202
3.90%, 2/15/2024	49	52
3.75%, 2/15/2025	37	39
Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	52
Marathon Petroleum Corp. 3.63%, 9/15/2024	67	70
MPLX LP
3.38%, 3/15/2023	32	33
4.25%, 12/1/2027(a)	27	28
Noble Energy, Inc. 3.85%, 1/15/2028	100	104
Occidental Petroleum Corp. 3.50%, 6/15/2025	30	31
ONEOK Partners LP
3.38%, 10/1/2022	12	12
5.00%, 9/15/2023	28	31
ONEOK, Inc. 3.40%, 9/1/2029	150	149
Petroleos Mexicanos (Mexico) 6.88%, 8/4/2026	51	55
5.35%, 2/12/2028	42	41
6.84%, 1/23/2030(a)	70	73
Phillips 66 3.90%, 3/15/2028	70	76
Plains All American Pipeline LP 3.60%, 11/1/2024	100	102
Sinopec Group Overseas Development Ltd. (China) 4.38%, 10/17/2023(a)	200	213
Spectra Energy Partners LP 3.50%, 3/15/2025	63	66
TC PipeLines LP 3.90%, 5/25/2027	42	44
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	172	181
Williams Cos., Inc. (The) 3.90%, 1/15/2025	86	90

		2,903

Pharmaceuticals — 0.3%
Allergan Funding SCS 3.45%, 3/15/2022	69	71
Bristol-Myers Squibb Co.
3.25%, 8/15/2022(a)	98	101
3.40%, 7/26/2029(a)	71	76
Eli Lilly & Co. 3.38%, 3/15/2029	70	75
Merck & Co., Inc. 3.40%, 3/7/2029	100	109

		432

Real Estate Management & Development — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(a)	200	204

Road & Rail — 0.6%
Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	55	58
CSX Corp. 3.25%, 6/1/2027	162	171
ERAC USA Finance LLC
5.25%, 10/1/2020(a)	48	49
4.50%, 8/16/2021(a)	27	28
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	64
Norfolk Southern Corp. 2.55%, 11/1/2029	150	150
Penske Truck Leasing Co. LP 4.13%, 8/1/2023(a)	200	211
Ryder System, Inc. 2.50%, 5/11/2020	28	28
2.88%, 9/1/2020	86	87

		846

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc. 2.95%, 1/12/2021	70	71
Broadcom, Inc. 4.75%, 4/15/2029(a)	50	53
Intel Corp. 3.70%, 7/29/2025	116	125
QUALCOMM, Inc. 3.25%, 5/20/2027	94	99

		348

Software — 0.2%
Oracle Corp. 2.95%, 11/15/2024	200	208

Specialty Retail — 0.4%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	30	32
Home Depot, Inc. (The) 2.80%, 9/14/2027	150	157
Lowe’s Cos., Inc. 3.65%, 4/5/2029	200	215

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	100		106
3.60%, 9/1/2027	62		66

			576

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 2.75%, 1/13/2025	200		206

Tobacco — 0.3%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200		203
Philip Morris International, Inc. 3.38%, 8/11/2025	150		158

			361

Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.63%, 12/1/2027	100		103
Aircastle Ltd. 4.40%, 9/25/2023	65		69
Aviation Capital Group LLC 3.88%, 5/1/2023(a)	100		103

			275

Water Utilities — 0.1%
American Water Capital Corp. 3.85%, 3/1/2024	150		159

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 4.10%, 10/1/2023	160		170

TOTAL CORPORATE BONDS (Cost $37,074)			38,693

U.S. TREASURY OBLIGATIONS — 27.1%
U.S. Treasury Bonds
6.00%, 2/15/2026	516		646
6.13%, 8/15/2029	500		694
U.S. Treasury Notes
3.63%, 2/15/2020	2,000		2,008
1.88%, 1/31/2022	700		703
1.88%, 4/30/2022	1,000		1,006
2.25%, 1/31/2024	3,500		3,586
2.25%, 11/15/2024	250		257
2.88%, 5/31/2025	299		318
2.00%, 8/15/2025	2,500		2,542
2.25%, 11/15/2025	2,000		2,062
2.25%, 11/15/2027	2,000		2,075
2.88%, 8/15/2028	2,000		2,179
3.13%, 11/15/2028	2,000		2,224
2.63%, 2/15/2029	2,000		2,144
U.S. Treasury STRIPS Bonds
4.06%, 11/15/2021(d)	1,525		1,476
2.81%, 2/15/2022(d)	2,400		2,312
2.86%, 11/15/2022(d)	1,300		1,238
2.77%, 5/15/2023(d)	685		646
2.19%, 8/15/2023(d)	3,890		3,655
2.50%, 11/15/2023(d)	744		695
2.20%, 2/15/2024(d)	4,406		4,099
2.25%, 5/15/2024(d)	200		185
2.96%, 5/15/2025(d)	200		182
2.38%, 5/15/2026(d)	200		178
3.52%, 8/15/2026(d)	47		42
3.71%, 11/15/2026(d)	300		264
2.92%, 2/15/2027(d)	100		88
3.93%, 8/15/2027(d)	100		87
4.02%, 11/15/2027(d)	140		121
3.07%, 2/15/2028(d)	53		45
2.51%, 5/15/2028(d)	10		9
3.27%, 8/15/2028(d)	200		170

TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,180)			37,936

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.7%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	755		805
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	117		110
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034‡	14		12
BCAP LLC Trust Series 2010-RR7, Class 2A1, 4.23%, 7/26/2045(a)(e)	2		2
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 3.83%, 6/20/2034(e)	10		10
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	25		26
Series 2005-22, Class 2A1, 3.63%, 11/25/2035(e)	104		95
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033‡	—	(f)	—	(f)
Series 2003-HYB1, Class A, 4.24%, 9/25/2033(e)	10		11
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	3		3
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 1A1, 4.34%, 6/25/2020(e)	17		17
FHLMC – GNMA Series 24, Class ZE, 6.25%, 11/25/2023	11		12

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FHLMC, REMIC
Series 2934, Class EC, PO, 2/15/2020	—	(f)	—	(f)
Series 2347, Class VP, 6.50%, 3/15/2020	1		1
Series 2999, Class ND, 4.50%, 7/15/2020	4		4
Series 1807, Class G, 9.00%, 10/15/2020	—	(f)	—	(f)
Series 1084, Class F, 2.72%, 5/15/2021(e)	—	(f)	—	(f)
Series 1079, Class S, HB, IF, 28.00%, 5/15/2021(e)	—	(f)	—	(f)
Series 1084, Class S, HB, IF, 37.28%, 5/15/2021(e)	—	(f)	—	(f)
Series 1144, Class KB, 8.50%, 9/15/2021	1		1
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022(e)	—	(f)	—	(f)
Series 1206, Class IA, 7.00%, 3/15/2022	1		1
Series 1250, Class J, 7.00%, 5/15/2022	1		1
Series 1343, Class LA, 8.00%, 8/15/2022	3		3
Series 2512, Class PG, 5.50%, 10/15/2022	41		43
Series 2535, Class BK, 5.50%, 12/15/2022	7		8
Series 1470, Class F, 2.16%, 2/15/2023(e)	—	(f)	—	(f)
Series 2568, Class KG, 5.50%, 2/15/2023	65		68
Series 1466, Class PZ, 7.50%, 2/15/2023	11		12
Series 1491, Class I, 7.50%, 4/15/2023	5		5
Series 1798, Class F, 5.00%, 5/15/2023	5		5
Series 1518, Class G, IF, 7.35%, 5/15/2023(e)	5		5
Series 1541, Class O, 0.90%, 7/15/2023(e)	5		5
Series 1608, Class L, 6.50%, 9/15/2023	17		18
Series 1602, Class SA, IF, 16.51%, 10/15/2023(e)	2		3
Series 2283, Class K, 6.50%, 12/15/2023	6		7
Series 1700, Class GA, PO, 2/15/2024	1		1
Series 1671, Class L, 7.00%, 2/15/2024	4		4
Series 1706, Class K, 7.00%, 3/15/2024	29		31
Series 2033, Class SN, HB, IF, 26.37%, 3/15/2024(e)	2		—	(f)
Series 1720, Class PL, 7.50%, 4/15/2024	84		90
Series 2306, Class K, PO, 5/15/2024	3		3
Series 2306, Class SE, IF, IO, 8.82%, 5/15/2024(e)	8		1
Series 1745, Class D, 7.50%, 8/15/2024	5		6
Series 1927, Class PH, 7.50%, 1/15/2027	42		47
Series 1981, Class Z, 6.00%, 5/15/2027	16		18
Series 1987, Class PE, 7.50%, 9/15/2027	5		6
Series 2038, Class PN, IO, 7.00%, 3/15/2028	7		1
Series 2040, Class PE, 7.50%, 3/15/2028	36		41
Series 2063, Class PG, 6.50%, 6/15/2028	39		44
Series 2064, Class TE, 7.00%, 6/15/2028	5		5
Series 2075, Class PM, 6.25%, 8/15/2028	26		28
Series 2075, Class PH, 6.50%, 8/15/2028	27		30
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	8		1
Series 2125, Class JZ, 6.00%, 2/15/2029	16		18
Series 2169, Class TB, 7.00%, 6/15/2029	72		81
Series 2163, Class PC, IO, 7.50%, 6/15/2029	4		—	(f)
Series 2172, Class QC, 7.00%, 7/15/2029	30		35
Series 2196, Class TL, 7.50%, 11/15/2029	—	(f)	—	(f)
Series 2201, Class C, 8.00%, 11/15/2029	12		14
Series 2210, Class Z, 8.00%, 1/15/2030	37		44
Series 2224, Class CB, 8.00%, 3/15/2030	12		14
Series 2256, Class MC, 7.25%, 9/15/2030	21		24
Series 2259, Class ZM, 7.00%, 10/15/2030	19		22
Series 2271, Class PC, 7.25%, 12/15/2030	18		21
Series 2296, Class PD, 7.00%, 3/15/2031	10		11
Series 2333, Class HC, 6.00%, 7/15/2031	24		27
Series 2344, Class ZD, 6.50%, 8/15/2031	181		212
Series 2344, Class ZJ, 6.50%, 8/15/2031	24		26

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2345, Class NE, 6.50%, 8/15/2031	13		14
Series 2351, Class PZ, 6.50%, 8/15/2031	19		21
Series 2410, Class OE, 6.38%, 2/15/2032	19		21
Series 2410, Class NG, 6.50%, 2/15/2032	13		14
Series 2410, Class QX, IF, IO, 6.88%, 2/15/2032(e)	10		2
Series 2412, Class SP, IF, 12.57%, 2/15/2032(e)	40		51
Series 2444, Class ES, IF, IO, 6.18%, 3/15/2032(e)	25		5
Series 2450, Class SW, IF, IO, 6.23%, 3/15/2032(e)	10		2
Series 2423, Class MC, 7.00%, 3/15/2032	12		13
Series 2423, Class MT, 7.00%, 3/15/2032	22		25
Series 2435, Class CJ, 6.50%, 4/15/2032	90		102
Series 2441, Class GF, 6.50%, 4/15/2032	25		29
Series 2455, Class GK, 6.50%, 5/15/2032	33		38
Series 2450, Class GZ, 7.00%, 5/15/2032	34		40
Series 2466, Class DH, 6.50%, 6/15/2032	51		57
Series 2474, Class NR, 6.50%, 7/15/2032	29		33
Series 2484, Class LZ, 6.50%, 7/15/2032	47		54
Series 2500, Class MC, 6.00%, 9/15/2032	42		47
Series 2543, Class YX, 6.00%, 12/15/2032	93		103
Series 2575, Class ME, 6.00%, 2/15/2033	168		190
Series 2586, Class WI, IO, 6.50%, 3/15/2033	14		3
Series 2990, Class SL, IF, 18.02%, 6/15/2034(e)	26		32
Series 3611, PO, 7/15/2034	22		20
Series 2990, Class UZ, 5.75%, 6/15/2035	552		634
Series 3117, Class EO, PO, 2/15/2036	54		48
Series 3117, Class OK, PO, 2/15/2036	6		5
Series 3122, Class OH, PO, 3/15/2036	51		46
Series 3152, Class MO, PO, 3/15/2036	127		115
Series 3607, Class AO, PO, 4/15/2036	32		28
Series 3137, Class XP, 6.00%, 4/15/2036	78		89
Series 3819, Class ZQ, 6.00%, 4/15/2036	217		249
Series 3149, Class SO, PO, 5/15/2036	6		5
Series 3171, Class MO, PO, 6/15/2036	36		33
Series 3179, Class OA, PO, 7/15/2036	21		19
Series 3202, Class HI, IF, IO, 4.88%, 8/15/2036(e)	173		27
Series 3232, Class ST, IF, IO, 4.93%, 10/15/2036(e)	29		4
Series 3417, Class EO, PO, 11/15/2036	308		289
Series 3316, Class JO, PO, 5/15/2037	5		5
Series 3607, Class OP, PO, 7/15/2037	151		132
Series 3481, Class SJ, IF, IO, 4.08%, 8/15/2038(e)	88		15
Series 3680, Class MA, 4.50%, 7/15/2039	194		205
Series 4219, Class JA, 3.50%, 8/15/2039	321		327
Series 3997, Class PF, 2.22%, 11/15/2039(e)	33		33
Series 4096, Class HA, 2.00%, 12/15/2041	259		256
Series 4374, Class NC, 3.75%, 2/15/2046(g)	178		180
FHLMC, STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(f)	—	(f)
Series 262, Class 35, 3.50%, 7/15/2042	459		484
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.42%, 7/25/2032(e)	23		25
Series T-76, Class 2A, 2.27%, 10/25/2037(e)	113		121
Series T-51, Class 2A, 7.50%, 8/25/2042(e)	21		26
Series T-54, Class 2A, 6.50%, 2/25/2043	204		239
Series T-54, Class 3A, 7.00%, 2/25/2043	67		79
Series T-56, Class A5, 5.23%, 5/25/2043	511		569
Series T-58, Class APO, PO, 9/25/2043	14		12
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	28		32
Series 2005-W3, Class 2AF, 1.93%, 3/25/2045(e)	92		92

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, REMIC
Series 1990-7, Class B, 8.50%, 1/25/2020	—	(f)	—	(f)
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(f)	—	(f)
Series 1990-63, Class H, 9.50%, 6/25/2020	—	(f)	—	(f)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(f)	—	(f)
Series 1990-102, Class J, 6.50%, 8/25/2020	—	(f)	—	(f)
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(f)	—	(f)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(f)	—	(f)
Series 1990-134, Class SC, IF, 19.04%, 11/25/2020(e)	—	(f)	—	(f)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(f)	—	(f)
Series 2001-4, Class PC, 7.00%, 3/25/2021	2		2
Series 1991-42, Class S, IF, 14.69%, 5/25/2021(e)	—	(f)	—	(f)
Series G-14, Class L, 8.50%, 6/25/2021	—	(f)	—	(f)
Series G-18, Class Z, 8.75%, 6/25/2021	—	(f)	—	(f)
Series 2001-48, Class Z, 6.50%, 9/25/2021	16		17
Series G-35, Class M, 8.75%, 10/25/2021	—	(f)	—	(f)
Series 2002-1, Class HC, 6.50%, 2/25/2022	6		7
Series 1992-107, Class SB, HB, IF, 24.69%, 6/25/2022(e)	6		7
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(f)	—	(f)
Series G92-35, Class E, 7.50%, 7/25/2022	5		5
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)
Series 1996-59, Class J, 6.50%, 8/25/2022	2		2
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(f)	—	(f)
Series G92-54, Class ZQ, 7.50%, 9/25/2022	2		3
Series G93-5, Class Z, 6.50%, 2/25/2023	2		2
Series 1993-37, Class PX, 7.00%, 3/25/2023	30		31
Series 1993-25, Class J, 7.50%, 3/25/2023	4		5
Series 1998-4, Class C, PO, 4/25/2023	1		1
Series 1998-43, Class EA, PO, 4/25/2023	46		44
Series 1993-54, Class Z, 7.00%, 4/25/2023	9		10
Series 1993-62, Class SA, IF, 17.90%, 4/25/2023(e)	2		2
Series 1993-122, Class M, 6.50%, 7/25/2023	2		2
Series 1996-14, Class SE, IF, IO, 8.97%, 8/25/2023(e)	20		2
Series 1993-178, Class PK, 6.50%, 9/25/2023	5		5
Series 1993-165, Class SD, IF, 12.47%, 9/25/2023(e)	1		1
Series 1993-183, Class KA, 6.50%, 10/25/2023	69		73
Series 1993-189, Class PL, 6.50%, 10/25/2023	27		29
Series 1994-9, Class E, PO, 11/25/2023	—	(f)	—	(f)
Series 1993-247, Class SA, HB, IF, 26.02%, 12/25/2023(e)	7		8
Series G95-1, Class C, 8.80%, 1/25/2025	3		4
Series 2005-121, Class DX, 5.50%, 1/25/2026	186		197
Series 1997-20, IO, 1.84%, 3/25/2027(e)	5		—	(f)
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027(e)	7		—	(f)
Series 1997-27, Class J, 7.50%, 4/18/2027	8		9
Series 1997-29, Class J, 7.50%, 4/20/2027	9		11
Series 1997-39, Class PD, 7.50%, 5/20/2027	23		26
Series 2012-47, Class HF, 2.11%, 5/25/2027(e)	95		95
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	6		1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	4		4
Series 2000-2, Class ZE, 7.50%, 2/25/2030	42		49
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	27		5
Series 2001-36, Class DE, 7.00%, 8/25/2031	40		46
Series 2001-49, Class Z, 6.50%, 9/25/2031	7		8
Series 2001-44, Class PD, 7.00%, 9/25/2031	8		9
Series 2003-52, Class SX, IF, 17.83%, 10/25/2031(e)	10		15
Series 2004-74, Class SW, IF, 11.98%, 11/25/2031(e)	24		32

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2001-81, Class LO, PO, 1/25/2032	5	4
Series 2002-1, Class SA, IF, 19.64%, 2/25/2032(e)	3	5
Series 2002-21, Class PE, 6.50%, 4/25/2032	19	21
Series 2002-28, Class PK, 6.50%, 5/25/2032	19	22
Series 2002-37, Class Z, 6.50%, 6/25/2032	24	27
Series 2004-61, Class SH, IF, 17.16%, 11/25/2032(e)	27	39
Series 2003-22, Class UD, 4.00%, 4/25/2033	84	90
Series 2003-34, Class GE, 6.00%, 5/25/2033	182	202
Series 2003-39, IO, 6.00%, 5/25/2033(e)	5	1
Series 2003-47, Class PE, 5.75%, 6/25/2033	86	97
Series 2003-64, Class SX, IF, 9.30%, 7/25/2033(e)	10	12
Series 2003-71, Class DS, IF, 5.09%, 8/25/2033(e)	80	87
Series 2005-56, Class TP, IF, 13.03%, 8/25/2033(e)	53	62
Series 2003-91, Class SD, IF, 9.65%, 9/25/2033(e)	7	8
Series 2003-116, Class SB, IF, IO, 5.89%, 11/25/2033(e)	70	12
Series 2006-44, Class P, PO, 12/25/2033	25	23
Series 2003-130, Class SX, IF, 8.96%, 1/25/2034(e)	3	4
Series 2004-25, Class SA, IF, 14.83%, 4/25/2034(e)	34	47
Series 2004-46, Class SK, IF, 11.80%, 5/25/2034(e)	24	30
Series 2004-36, Class SA, IF, 14.83%, 5/25/2034(e)	50	72
Series 2004-50, Class VZ, 5.50%, 7/25/2034	303	334
Series 2005-74, Class CS, IF, 15.32%, 5/25/2035(e)	30	37
Series 2005-45, Class DC, IF, 18.05%, 6/25/2035(e)	50	69
Series 2005-56, Class S, IF, IO, 5.00%, 7/25/2035(e)	35	7
Series 2005-68, Class PG, 5.50%, 8/25/2035	185	204
Series 2005-73, Class PS, IF, 12.43%, 8/25/2035(e)	88	112
Series 2005-106, Class US, IF, 18.30%, 11/25/2035(e)	60	84
Series 2006-27, Class OH, PO, 4/25/2036	49	45
Series 2006-65, Class QO, PO, 7/25/2036	25	22
Series 2006-56, Class FC, 2.00%, 7/25/2036(e)	159	159
Series 2006-79, Class DO, PO, 8/25/2036	29	27
Series 2006-77, Class PC, 6.50%, 8/25/2036	56	63
Series 2006-110, PO, 11/25/2036	46	42
Series 2006-124, Class HB, 4.09%, 11/25/2036(e)	67	69
Series 2007-14, Class ES, IF, IO, 4.73%, 3/25/2037(e)	34	6
Series 2007-81, Class GE, 6.00%, 8/25/2037	83	92
Series 2007-79, Class SB, IF, 17.75%, 8/25/2037(e)	31	50
Series 2007-88, Class VI, IF, IO, 4.83%, 9/25/2037(e)	88	17
Series 2007-91, Class ES, IF, IO, 4.75%, 10/25/2037(e)	236	44
Series 2007-106, Class A7, 6.18%, 10/25/2037(e)	30	33
Series 2007-116, Class HI, IO, 1.74%, 1/25/2038(e)	42	2
Series 2008-16, Class IS, IF, IO, 4.49%, 3/25/2038(e)	10	1
Series 2008-10, Class XI, IF, IO, 4.52%, 3/25/2038(e)	21	4
Series 2008-28, Class QS, IF, 15.58%, 4/25/2038(e)	25	35
Series 2008-46, Class HI, IO, 2.32%, 6/25/2038(e)	38	2
Series 2013-25, Class DC, 2.50%, 6/25/2039	320	322
Series 2009-69, PO, 9/25/2039	43	39
Series 2009-103, Class MB, 4.43%, 12/25/2039(e)	53	54
Series 2010-71, Class HJ, 5.50%, 7/25/2040	141	160
Series 2011-118, Class MT, 7.00%, 11/25/2041	155	183
Series 2011-118, Class NT, 7.00%, 11/25/2041	144	167
Series 2013-101, Class DO, PO, 10/25/2043	265	232
Series 2013-128, PO, 12/25/2043	247	219
Series 2019-65, Class PA, 2.50%, 5/25/2048	349	350
FNMA, REMIC Trust
Series 2006-72, Class GO, PO, 8/25/2036	37	34

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 28.24%, 7/25/2037(e)	7		12
Series 2003-W4, Class 2A, 5.80%, 10/25/2042(e)	14		16
Series 2003-W1, Class 1A1, 5.30%, 12/25/2042(e)	78		85
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	(f)	—	(f)
Series 300, Class 1, PO, 9/25/2024	18		18
Series 329, Class 1, PO, 1/25/2033	5		4
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	46		46
Series 2010-14, Class AO, PO, 12/20/2032	13		13
Series 2003-24, PO, 3/16/2033	7		7
Series 2003-40, Class TJ, 6.50%, 3/20/2033	171		190
Series 2003-52, Class AP, PO, 6/16/2033	44		39
Series 2004-28, Class S, IF, 14.82%, 4/16/2034(e)	12		18
Series 2004-73, Class AE, IF, 11.22%, 8/17/2034(e)	10		10
Series 2004-71, Class SB, HB, IF, 21.00%, 9/20/2034(e)	22		32
Series 2004-90, Class SI, IF, IO, 4.38%, 10/20/2034(e)	130		17
Series 2005-68, Class DP, IF, 12.19%, 6/17/2035(e)	26		32
Series 2005-68, Class KI, IF, IO, 4.58%, 9/20/2035(e)	237		47
Series 2006-38, Class ZK, 6.50%, 8/20/2036	387		433
Series 2006-59, Class SD, IF, IO, 4.98%, 10/20/2036(e)	26		5
Series 2007-17, Class JI, IF, IO, 5.05%, 4/16/2037(e)	98		18
Series 2007-27, Class SA, IF, IO, 4.48%, 5/20/2037(e)	121		13
Series 2007-45, Class QA, IF, IO, 4.92%, 7/20/2037(e)	104		12
Series 2007-40, Class SB, IF, IO, 5.03%, 7/20/2037(e)	168		28
Series 2007-50, Class AI, IF, IO, 5.05%, 8/20/2037(e)	89		17
Series 2007-53, Class ES, IF, IO, 4.83%, 9/20/2037(e)	27		4
Series 2007-53, Class SW, IF, 15.03%, 9/20/2037(e)	22		28
Series 2009-79, Class OK, PO, 11/16/2037	88		81
Series 2007-76, Class SA, IF, IO, 4.81%, 11/20/2037(e)	54		6
Series 2007-72, Class US, IF, IO, 4.83%, 11/20/2037(e)	53		9
Series 2009-106, Class ST, IF, IO, 4.28%, 2/20/2038(e)	183		24
Series 2008-33, Class XS, IF, IO, 5.94%, 4/16/2038(e)	35		6
Series 2008-40, Class SA, IF, IO, 4.64%, 5/16/2038(e)	107		16
Series 2008-55, Class SA, IF, IO, 4.48%, 6/20/2038(e)	66		10
Series 2008-50, Class KB, 6.00%, 6/20/2038	133		153
Series 2008-93, Class AS, IF, IO, 3.98%, 12/20/2038(e)	72		8
Series 2009-6, Class SA, IF, IO, 4.34%, 2/16/2039(e)	22		2
Series 2009-31, Class TS, IF, IO, 4.58%, 3/20/2039(e)	75		5
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	32		8
Series 2009-22, Class SA, IF, IO, 4.55%, 4/20/2039(e)	95		10
Series 2009-92, Class ZC, 5.00%, 10/20/2039	559		633
Series 2011-137, Class WA, 5.56%, 7/20/2040(e)	225		256
Series 2010-105, Class B, 5.00%, 8/20/2040	750		834
Series 2010-130, Class CP, 7.00%, 10/16/2040	60		70
Series 2013-91, Class WA, 4.49%, 4/20/2043(e)	413		441
Series 2012-H24, Class FA, 2.45%, 3/20/2060(e)	5		5
Series 2013-H03, Class FA, 2.30%, 8/20/2060(e)	1		1
Series 2012-H21, Class DF, 2.65%, 5/20/2061(e)	6		6
Series 2012-H26, Class MA, 2.55%, 7/20/2062(e)	8		8
Series 2012-H29, Class FA, 2.51%, 10/20/2062(e)	480		480
Series 2014-H15, Class FA, 2.50%, 7/20/2064(e)	624		624
Series 2014-H17, Class FC, 2.50%, 7/20/2064(e)	576		576
Series 2015-H15, Class FJ, 2.44%, 6/20/2065(e)	588		587
Series 2015-H18, Class FA, 2.45%, 6/20/2065(e)	459		458
Series 2015-H20, Class FA, 2.47%, 8/20/2065(e)	537		537
Series 2015-H26, Class FG, 2.52%, 10/20/2065(e)	632		633

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	64		80
Impac Secured Assets CMN Owner Trust Series 2002-2, Class APO, PO, 4/25/2033‡	1		1
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 3.76%, 10/25/2033(e)	173		178
Series 2006-A2, Class 5A3, 4.09%, 11/25/2033(e)	50		52
Series 2006-A2, Class 4A1, 4.71%, 8/25/2034(e)	16		16
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.60%, 4/21/2034(e)	42		42
Series 2004-3, Class 4A2, 3.93%, 4/25/2034(e)	11		11
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1		1
Series 2005-6, Class 3A1, 5.50%, 11/25/2020	19		19
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	124		129
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	95		100
Series 2004-7, Class 30PO, PO, 8/25/2034‡	9		7
MASTR Asset Securitization Trust Series 2004-8, PO, 8/25/2019‡	—	(f)	—	(f)
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035‡(a)	8		7
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 2.33%, 10/25/2028(e)	99		100
Series 2004-A, Class A1, 2.17%, 4/25/2029(e)	31		30
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a)(e)	35		35
NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	11		11
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	7		7
Series 2003-A1, Class A2, 6.00%, 5/25/2033	17		18
RALI Trust
Series 2002-QS16, Class A3, IF, 13.05%, 10/25/2017(e)	—	(f)	—	(f)
Series 2003-QS9, Class A3, IF, IO, 5.84%, 5/25/2018‡(e)	1		—	(f)
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(f)	1
Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035‡(a)	50		36
Residential Asset Securitization Trust Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(f)	—	(f)
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058‡	560		588
Series 2019-3, Class M55D, 4.00%, 10/25/2058	108		114
Series 2019-4, Class M55D, 4.00%, 2/25/2059	370		389
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	440		457
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	108		115
Series 1994-1, Class 1, 5.30%, 2/15/2024(e)	73		77
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	127		141
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	41		46
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	183		204
Series 1998-1, Class 2E, 7.00%, 3/15/2028	44		49
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 4.67%, 6/25/2033(e)	38		40
Series 2004-AR3, Class A2, 4.49%, 6/25/2034(e)	22		23
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	113		112
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033‡	—	(f)	—	(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,300)			23,366

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — 11.3%
FHLMC
Pool # 785618, ARM, 4.50%, 7/1/2026(e)	8	8
Pool # 611141, ARM, 4.59%, 1/1/2027(e)	9	10
Pool # 1B2656, ARM, 3.66%, 12/1/2034(e)	38	40
Pool # 1G2557, ARM, 4.88%, 6/1/2036(e)	70	74
Pool # 1A1085, ARM, 4.06%, 8/1/2036(e)	71	74
Pool # 1Q0105, ARM, 4.37%, 9/1/2036(e)	27	28
Pool # 1B7242, ARM, 4.73%, 9/1/2036(e)	50	53
Pool # 1Q0737, ARM, 4.12%, 11/1/2036(e)	25	26
Pool # 1N1511, ARM, 3.67%, 1/1/2037(e)	36	37
Pool # 1J1543, ARM, 5.48%, 2/1/2037(e)	12	13
Pool # 1Q0739, ARM, 4.30%, 3/1/2037(e)	35	37
Pool # 1Q0722, ARM, 5.06%, 4/1/2038(e)	29	31
FHLMC Gold Pools, 15 Year Pool # G12825, 6.50%, 3/1/2022	4	5
FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	8	9
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	1	1
Pool # C00376, 8.00%, 11/1/2024	1	1
Pool # C00414, 7.50%, 8/1/2025	2	2
Pool # C00452, 7.00%, 4/1/2026	3	3
Pool # G00981, 8.50%, 7/1/2028	6	6
Pool # A17537, 6.00%, 1/1/2034	26	30
Pool # G02682, 7.00%, 2/1/2037	20	24
Pool # Q58054, 4.50%, 11/1/2046	318	343
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	9	10
Pool # L10151, 6.00%, 2/1/2033	7	7
Pool # U80336, 3.50%, 5/1/2033	381	393
Pool # U90690, 3.50%, 6/1/2042	230	241
Pool # U90975, 4.00%, 6/1/2042	217	230
Pool # U91427, 3.50%, 5/1/2043	583	613
FNMA
Pool # 54844, ARM, 2.82%, 9/1/2027(e)	3	3
Pool # 303532, ARM, 4.07%, 3/1/2029(e)	2	2
Pool # 745446, ARM, 4.75%, 4/1/2033(e)	38	40
Pool # 746299, ARM, 4.06%, 9/1/2033(e)	53	55
Pool # 743546, ARM, 3.49%, 11/1/2033(e)	40	42
Pool # 735332, ARM, 4.49%, 8/1/2034(e)	50	53
Pool # 790964, ARM, 3.84%, 9/1/2034(e)	29	30
Pool # 896463, ARM, 4.57%, 10/1/2034(e)	54	57
Pool # 810896, ARM, 3.76%, 1/1/2035(e)	39	40
Pool # 816361, ARM, 4.10%, 1/1/2035(e)	97	102
Pool # 816594, ARM, 3.96%, 2/1/2035(e)	30	31
Pool # 816597, ARM, 4.69%, 2/1/2035(e)	19	20
Pool # 745862, ARM, 4.71%, 4/1/2035(e)	32	33
Pool # 838972, ARM, 4.14%, 8/1/2035(e)	9	9
Pool # 832801, ARM, 3.73%, 9/1/2035(e)	62	65
Pool # 843026, ARM, 3.80%, 9/1/2035(e)	55	57
Pool # 920340, ARM, 4.75%, 2/1/2036(e)	41	43
Pool # 886558, ARM, 4.11%, 8/1/2036(e)	12	13
Pool # 893424, ARM, 3.84%, 9/1/2036(e)	39	41
Pool # 913984, ARM, 3.91%, 2/1/2037(e)	15	16
Pool # 915645, ARM, 4.51%, 2/1/2037(e)	43	46
Pool # 887094, ARM, 4.67%, 7/1/2046(e)	52	55
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	10	12
Pool # 752786, 6.00%, 9/1/2033	10	11

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, Other
Pool # AL0569, 4.26%, 6/1/2021	256		265
Pool # AM8317, 2.96%, 3/1/2025	185		192
Pool # AN2309, 2.21%, 7/1/2026	470		473
Pool # AM6381, 3.29%, 8/1/2026	1,000		1,069
Pool # AM7485, 3.24%, 12/1/2026	1,000		1,064
Pool # AM7515, 3.34%, 2/1/2027	500		536
Pool # BL1211, 4.01%, 2/1/2027	199		220
Pool # AM8529, 3.03%, 4/1/2027	1,000		1,055
Pool # AM8432, 2.79%, 5/1/2027	1,000		1,039
Pool # BL1040, 3.81%, 12/1/2028	150		167
Pool # BL0907, 3.88%, 12/1/2028	300		335
Pool # AM6755, 3.65%, 9/1/2029	281		310
Pool # AM6892, 3.76%, 9/1/2029	231		256
Pool # BM4162, 3.20%, 10/1/2029	297		313
Pool # BL4333, 2.52%, 11/1/2029	400		408
Pool # 109707, 3.80%, 9/1/2033	241		264
Pool # 888408, 6.00%, 3/1/2037	30		33
Pool # 257172, 5.50%, 4/1/2038	9		9
Pool # MA1125, 4.00%, 7/1/2042	387		411
GNMA I, 30 Year
Pool # 313110, 7.50%, 11/15/2022	—	(f)	—	(f)
Pool # 352108, 7.00%, 8/15/2023	—	(f)	1
Pool # 363030, 7.00%, 9/15/2023	18		19
Pool # 352022, 7.00%, 11/15/2023	1		1
Pool # 366706, 6.50%, 1/15/2024	6		7
Pool # 371281, 7.00%, 2/15/2024	5		6
Pool # 782507, 9.50%, 10/15/2024	2		2
Pool # 780029, 9.00%, 11/15/2024	—	(f)	—	(f)
Pool # 780965, 9.50%, 12/15/2025	1		1
Pool # 442119, 7.50%, 11/15/2026	2		2
Pool # 411829, 7.50%, 7/15/2027	2		2
Pool # 468149, 8.00%, 8/15/2028	1		1
Pool # 468236, 6.50%, 9/15/2028	36		40
Pool # 486537, 7.50%, 9/15/2028	3		3
Pool # 466406, 6.00%, 11/15/2028	22		25
Pool # 607645, 6.50%, 2/15/2033	10		11
Pool # 781614, 7.00%, 6/15/2033	17		20
Pool # 782615, 7.00%, 6/15/2035	51		59
Pool # 782025, 6.50%, 12/15/2035	63		72
Pool # 681638, 6.00%, 12/15/2038	68		76
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	1		1
Pool # 1989, 8.50%, 4/20/2025	3		3
Pool # 2006, 8.50%, 5/20/2025	3		3
Pool # 2141, 8.00%, 12/20/2025	1		1
Pool # 2234, 8.00%, 6/20/2026	1		1
Pool # 2270, 8.00%, 8/20/2026	1		1
Pool # 2285, 8.00%, 9/20/2026	1		1
Pool # 2324, 8.00%, 11/20/2026	1		1
Pool # 2499, 8.00%, 10/20/2027	3		3
Pool # 2512, 8.00%, 11/20/2027	2		3
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2549, 7.50%, 2/20/2028	1		1
Pool # 2562, 6.00%, 3/20/2028	13		15
Pool # 2606, 8.00%, 6/20/2028	1		1
Pool # 2633, 8.00%, 8/20/2028	—	(f)	—	(f)
Pool # 2646, 7.50%, 9/20/2028	3		4
Pool # 4245, 6.00%, 9/20/2038	75		86
Pool # BA7567, 4.50%, 5/20/2048	312		331

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # BI0416, 4.50%, 11/20/2048	385		407
Pool # BM9692, 4.50%, 7/20/2049	199		214
Pool # BQ3224, 4.50%, 9/20/2049	498		540
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	430		449
FNMA UMBS, 15 Year
Pool # 735911, 6.50%, 8/1/2020	—	(f)	—	(f)
Pool # 745406, 6.00%, 3/1/2021	7		7
Pool # 995381, 6.00%, 1/1/2024	22		23
FNMA UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	14		15
FNMA UMBS, 30 Year
Pool # 70825, 8.00%, 3/1/2021	—	(f)	—	(f)
Pool # 189190, 7.50%, 11/1/2022	1		1
Pool # 250066, 8.00%, 5/1/2024	—	(f)	—	(f)
Pool # 250103, 8.50%, 7/1/2024	2		2
Pool # 303031, 7.50%, 10/1/2024	1		1
Pool # 308499, 8.50%, 5/1/2025	—	(f)	—	(f)
Pool # 695533, 8.00%, 6/1/2027	6		7
Pool # 313687, 7.00%, 9/1/2027	2		2
Pool # 755973, 8.00%, 11/1/2028	11		12
Pool # 598559, 6.50%, 8/1/2031	13		15
Pool # 995409, 8.00%, 11/1/2032	136		160
Pool # 675555, 6.00%, 12/1/2032	26		29
Pool # 674349, 6.00%, 3/1/2033	12		13
Pool # 702901, 6.00%, 5/1/2033	42		49
Pool # 721535, 5.00%, 7/1/2033	67		76
Pool # 723852, 5.00%, 7/1/2033	25		27
Pool # 729296, 5.00%, 7/1/2033	47		52
Pool # 713700, 4.50%, 8/1/2033	26		28
Pool # 737825, 6.00%, 9/1/2033	9		10
Pool # 725027, 5.00%, 11/1/2033	45		49
Pool # 725017, 5.50%, 12/1/2033	43		48
Pool # AA0922, 6.00%, 9/1/2036	63		73
Pool # 986648, 6.00%, 9/1/2037	29		34
Pool # AD9151, 5.00%, 8/1/2040	178		197
Pool # BM3375, 4.00%, 1/1/2048	336		358
Pool # BK8753, 4.50%, 6/1/2049	494		529

TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,229)			15,876

ASSET-BACKED SECURITIES — 9.0%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(a)	150		150
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.92%, 11/15/2022	246		248
Series 2019-1, Class A3, 2.91%, 9/15/2023	69		70
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 1/15/2023	99		104
Series 2016-3, Class AA, 3.00%, 10/15/2028	71		73
American Credit Acceptance Receivables Trust
Series 2018-3, Class B, 3.49%, 6/13/2022(a)	55		55
Series 2019-1, Class A, 3.06%, 7/12/2022(a)	51		51
Series 2019-4, Class B, 2.43%, 10/12/2023(a)	135		135
American Express Credit Account Master Trust
Series 2019-1, Class A, 2.87%, 10/15/2024	135		138
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A3, 1.90%, 3/18/2022	49		49
Series 2018-1, Class A3, 3.07%, 12/19/2022	115		116
Series 2018-2, Class A3, 3.15%, 3/20/2023	148		149
Series 2019-1, Class A3, 2.97%, 11/20/2023	61		62
Series 2019-2, Class A3, 2.28%, 1/18/2024	250		251

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048(a)	60		60
BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	230		229
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031(a)	63		67
CarMax Auto Owner Trust
Series 2018-2, Class A3, 2.98%, 1/17/2023	136		138
Series 2018-3, Class A3, 3.13%, 6/15/2023	234		237
Series 2019-1, Class A3, 3.05%, 3/15/2024	220		224
Carvana Auto Receivables Trust Series 2019-2A, Class A3, 2.58%, 3/15/2023(a)	350		352
Continental Airlines Pass-Through Trust Series 1999-2, Class A-1, 7.26%, 3/15/2020	2		2
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052(a)	100		100
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021(a)	263		264
Series 2017-C, Class B, 2.30%, 7/15/2021(a)	—	(f)	—	(f)
Series 2015-C, Class D, 4.63%, 8/16/2021(a)	272		275
Series 2019-D, Class A, 2.17%, 12/15/2022(a)	97		97
CPS Auto Trust Series 2018-C, Class A, 2.87%, 9/15/2021(a)	17		17
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	250		253
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	250		250
Drive Auto Receivables Trust
Series 2019-1, Class A3, 3.18%, 10/17/2022	195		196
Series 2018-4, Class B, 3.36%, 10/17/2022	97		97
Series 2015-DA, Class D, 4.59%, 1/17/2023(a)	134		134
Series 2019-4, Class A3, 2.16%, 5/15/2023	50		50
Series 2018-2, Class C, 3.63%, 8/15/2024	100		100
DT Auto Owner Trust Series 2019-1A, Class A, 3.08%, 9/15/2022(a)	46		47
Exeter Automobile Receivables Trust
Series 2016-1A, Class C, 5.52%, 10/15/2021(a)	91		91
Series 2018-3A, Class A, 2.90%, 1/18/2022(a)	11		11
Series 2019-4A, Class A, 2.18%, 1/17/2023(a)	231		231
Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	230		239
First Investors Auto Owner Trust
Series 2015-2A, Class D, 4.22%, 12/15/2021(a)	100		101
Series 2018-1A, Class A2, 3.22%, 1/17/2023(a)	68		68
Series 2019-1A, Class A, 2.89%, 3/15/2024(a)	68		69
Flagship Credit Auto Trust
Series 2015-3, Class B, 3.68%, 3/15/2022(a)	9		9
Series 2015-3, Class C, 4.65%, 3/15/2022(a)	113		114
Series 2016-1, Class C, 6.22%, 6/15/2022(a)	400		412
Series 2018-2, Class A, 2.97%, 10/17/2022(a)	71		71
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	49		49
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	105		105
Ford Credit Auto Lease Trust
Series 2018-B, Class A4, 3.30%, 2/15/2022	88		89
Series 2019-A, Class A3, 2.90%, 5/15/2022	115		116
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029‡(e)	20		17
GM Financial Automobile Leasing Trust
Series 2017-3, Class A3, 2.01%, 11/20/2020	3		3
Series 2018-2, Class A3, 3.06%, 6/21/2021	114		114
Series 2018-3, Class A3, 3.18%, 6/21/2021	107		108
Series 2018-1, Class A4, 2.68%, 12/20/2021	76		76
Series 2019-1, Class A3, 2.98%, 12/20/2021	91		92
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	134		135
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043‡(a)(g)	2		2

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031(a)	31	31
Honda Auto Receivables Owner Trust
Series 2017-3, Class A3, 1.79%, 9/20/2021	34	34
Series 2018-2, Class A3, 3.01%, 5/18/2022	128	130
Series 2019-4, Class A3, 1.83%, 1/18/2024	180	180
Hyundai Auto Lease Securitization Trust
Series 2018-B, Class A4, 3.20%, 6/15/2022(a)	127	128
Series 2019-A, Class A3, 2.98%, 7/15/2022(a)	140	142
Hyundai Auto Receivables Trust
Series 2017-B, Class A3, 1.77%, 1/18/2022	131	130
Series 2018-A, Class A3, 2.79%, 7/15/2022	78	79
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024(a)	150	152
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019‡(a)	934	939
Mercedes-Benz Auto Lease Trust
Series 2019-A, Class A3, 3.10%, 11/15/2021	40	41
Series 2019-B, Class A3, 2.00%, 10/17/2022	50	50
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	164	166
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024(a)	491	496
Progress Residential Trust
Series 2015-SFR3, Class A, 3.07%, 11/12/2032‡(a)	779	777
Series 2015-SFR3, Class D, 4.67%, 11/12/2032‡(a)	200	200
Santander Drive Auto Receivables Trust
Series 2018-3, Class A3, 3.03%, 2/15/2022	12	12
Series 2018-4, Class A3, 3.01%, 3/15/2022	20	20
Series 2019-1, Class A3, 3.00%, 12/15/2022	55	55
Series 2019-2, Class A3, 2.59%, 5/15/2023	110	111
Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022(a)	225	228
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036‡(g)	28	25
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	43	44
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	260	266
Tesla Auto Lease Trust Series 2019-A, Class A3, 2.16%, 10/20/2022(a)	168	168
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	107	108
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022(a)	100	102
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	100	102
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	156	160
World Omni Auto Receivables Trust Series 2017-B, Class A3, 1.95%, 2/15/2023	89	89
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3, 3.19%, 12/15/2021	93	94
Series 2019-A, Class A3, 2.94%, 5/16/2022	125	127

TOTAL ASSET-BACKED SECURITIES (Cost $12,445)		12,548

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.2%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035(a)(e)	145	149
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.04%, 12/11/2049‡(a)(e)	10	—	(f)
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	301
FHLMC, Multifamily Structured Pass-Through Certificates
Series KF12, Class A, 2.48%, 9/25/2022(e)	88	88
Series KSMC, Class A2, 2.62%, 1/25/2023	500	509
Series KL3L, Class ALNZ, 3.46%, 4/25/2025(e)	500	530
Series KLU2, Class A7, 2.23%, 9/25/2025(e)	350	350

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K069, Class A2, 3.19%, 9/25/2027(e)	500	533
Series K081, Class A1, 3.88%, 2/25/2028	117	127
Series K083, Class A2, 4.05%, 9/25/2028(e)	297	336
Series K088, Class A2, 3.69%, 1/25/2029	480	532
FNMA ACES
Series 2010-M3, Class A3, 4.33%, 3/25/2020(e)	82	82
Series 2015-M17, Class FA, 2.97%, 11/25/2022(e)	154	154
Series 2014-M2, Class A2, 3.51%, 12/25/2023(e)	549	578
Series 2014-M13, Class A2, 3.02%, 8/25/2024(e)	636	659
Series 2015-M7, Class A2, 2.59%, 12/25/2024	820	839
Series 2018-M2, Class A2, 3.00%, 1/25/2028(e)	500	521
Series 2018-M13, Class A1, 3.82%, 3/25/2030(e)	223	247
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(a)	116	119
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	107
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029(a)	500	508

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,967)		7,269

U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
Resolution Funding Corp. STRIPS
1.77%, 7/15/2020(d)	250	247
DN, 3.03%, 1/15/2026(d)	90	80
DN, 2.83%, 10/15/2027(d)	80	68

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $388)		395

FOREIGN GOVERNMENT SECURITIES — 0.2%
United Mexican States (Mexico) 3.63%, 3/15/2022 (Cost $248)	244	252

	Shares (000)
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(h)(i) (Cost $3,002)	3,001	3,002

Total Investments — 99.6% (Cost $134,833)		139,337
Other Assets Less Liabilities — 0.4%		613

Net Assets — 100.0%		139,950

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2019.
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA GO	Government National Mortgage Association General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	The rate shown is the effective yield as of November 30, 2019.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(f)	Amount rounds to less than one thousand.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$10,588	$1,960		$12,548
Collateralized Mortgage Obligations	—	22,715	651		23,366
Commercial Mortgage-Backed Securities	—	7,269	—	(a)	7,269
Corporate Bonds	—	38,693	—		38,693
Foreign Government Securities	—	252	—		252
Mortgage-Backed Securities	—	15,876	—		15,876
U.S. Government Agency Securities	—	395	—		395
U.S. Treasury Obligations	—	37,936	—		37,936
Short-Term Investments
Investment Companies	3,002	—	—		3,002

Total Investments in Securities	$3,002	$133,724	$2,611		$139,337

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019	Realized gain (loss)		Change in unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$3,073	$—	(a)	$9		$—	(a)	$—	(a)	$(1,122)	$—	$—	$1,960
Collateralized Mortgage Obligations	107	—		37		—	(a)	598		(91)	—	—	651
Commercial Mortgage-Backed Securities	1	—	(a)	—	(a)	—	(a)	—	(a)	(1)	—	—	—	(a)
Corporate Bonds — Capital Markets	4	—	(a)	—	(a)	—	(a)	—	(a)	(4)	—	—	—

Total	$3,185	$—	(a)	$46		$—	(a)	$598		$(1,218)	$—	$—	$2,611

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $44,000.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,023	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 3.61% (0.15%)
			Constant Default Rate	0.00% - 30.00% (0.18%)
			Yield (Discount Rate of Cash Flows)	3.13% - 7.02% (3.52%)

Asset-Backed Securities	1,023

	644	Discounted Cash Flow	Constant Prepayment Rate	4.71% - 100.00% (91.95%)
			Constant Default Rate	0.00% - 3.93% (0.27%)
			Yield (Discount Rate of Cash Flows)	1.92% - 16.28% (2.71%)

Collateralized Mortgage Obligations	644

	0	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.99% (4.99%)
			Liquidity Discount	0.125% (0.125%)

Corporate Bonds	0

	0	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	3.21% (3.21%)
Commercial Mortgage-Backed Securities	0

Total	$1,668

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2019, the value of these investments was approximately $943,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2019	Shares at November 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(a)(b)	$3,081	$27,392	$27,471	$—	(c)	$—	(c)	$3,002	3,001	$42		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	—	429	429	—		—		—	—	—	(c)	—

Total	$3,081	$27,821	$27,900	$—	(c)	$—	(c)	$3,002		$42		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.
(c)	Amount rounds to less than one thousand.